Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued clinical trial expense	$ 189	$ 2,659
Accrued professional fees	573	880
Accrued wages, bonuses, commissions and vacation	3,011	2,576
Accruals for construction in progress	214	322
Accrued compliance fee	1,145
Other	2,448	2,632
Total accrued expenses	$ 7,580	$ 9,069